Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 3,730,381	$ 3,576,911	$ 2,243,121
Marketable securities	271,297	372,972	393,481
Deposits	700	700	700
Prepaid expenses	27,270	37,832	21,804
Total Current Assets	4,029,648	3,988,415	2,659,106
OTHER ASSETS
Equipment, net of accumulated depreciation	26,485	28,318	0
TOTAL ASSETS	4,056,133	4,016,733	2,659,106
CURRENT LIABILITIES
Accounts payable and accrued liabilities	11,074	5,598	18,705
Accounts payable and accrued liabilities - related party	23,081	25,718	2,251
Allowance for optioned properties	1,999,364	1,999,364	1,580,970
TOTAL CURRENT LIABILITIES	2,033,519	2,030,680	1,601,926
TOTAL LIABILITIES	2,033,519	2,030,680	1,601,926
STOCKHOLDERS' EQUITY
Common stock, 3,000,000,000 shares authorized, par value $0.001; 115,892,441 and 113,692,441 common shares outstanding, respectively	115,893	113,693	103,493
Additional paid in capital	8,804,724	8,571,524	6,925,724
Additional paid in capital - options	957,247	887,910	191,513
Additional paid in capital - warrants	369,115	369,115	369,115
Accumulated deficit	(8,224,365)	(7,956,189)	(6,532,665)
TOTAL STOCKHOLDERS' EQUITY	2,022,614	1,986,053	1,057,180
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,056,133	$ 4,016,733	$ 2,659,106